As filed with the Securities and Exchange Commission on February 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period:  12/31/2008

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2008
Intrepid Capital Fund
(Unaudited)

				Shares	Value
COMMON STOCKS - 55.93%
Aerospace & Defense - 3.74%
Applied Signal Technology, Inc.				66,795	$1,198,302
Auto Components - 0.68%
Semperit AG Holding (b)				13,265	217,580
Beverages - 6.06%
Brown-Forman Corp.				7,606	391,633
The Coca-Cola Co.				16,295	737,675
Heineken N.V. - ADR				53,400	812,801
					1,942,109
Capital Markets - 3.11%
Franklin Resources, Inc.				7,440	474,523
T. Rowe Price Group, Inc.				14,740	522,386
					996,909
Commercial Services & Supplies - 1.68%
Cintas Corp.				23,255	540,214
Electronic Equipment & Instruments - 0.72%
Mocon, Inc.				26,300	231,966
Energy Equipment & Services - 2.02%
Patterson-UTI Energy, Inc.				56,325	648,301
Food Products - 4.11%
Kraft Foods, Inc.				22,430	602,245
Sara Lee Corp.				73,135	715,992
					1,318,237
Hotels, Restaurants & Leisure - 3.51%
International Speedway Corp. - Class A				28,175	809,468
Starbucks Corp. (a)				33,295	314,970
					1,124,438
Household Durables - 1.41%
Black & Decker Corp.				10,790	451,130
Household Products - 6.88%
Central Garden & Pet Co. (a)				136,055	797,282
Oil-Dri Corporation of America				75,117	1,408,444
					2,205,726
Insurance - 4.49%
Baldwin & Lyons, Inc.				30,925	562,526
Berkshire Hathaway, Inc. - Class B (a)				175	562,450
The Travelers Companies, Inc.				6,960	314,592
					1,439,568
IT Services - 4.29%
Automatic Data Processing, Inc.				19,095	751,197
Total Systems Services, Inc.				44,600	624,400
					1,375,597
Media - 4.54%
Comcast Corp.				47,840	807,539
John Wiley & Sons, Inc.				18,195	647,378
					1,454,917
Metals & Mining - 2.83%
Newmont Mining Corp.				12,080	$491,656
PAN American Silver Corp. (a)(b)				24,320	415,142
					906,798
Real Estate - 0.78%
Potlatch Corp.				9,675	251,647
Specialty Retail - 3.78%
DSW, Inc. (a)				70,065	873,010
Ltd Brands, Inc.				33,695	338,298
					1,211,308
Wireless Telecommunication Services - 1.30%
Telephone & Data Systems, Inc.				13,175	418,306

TOTAL COMMON STOCKS (Cost $20,980,706)					17,933,053
				Principal
				Amount
CONVERTIBLE BONDS - 1.69%
Health Care Providers & Services - 1.69%
Chemed Corp.
1.875%, 05/15/2014				$789,000	543,424

TOTAL CONVERTIBLE BONDS (Cost $584,288)					543,424

CORPORATE BONDS - 34.36%
Building Products - 0.94%
Gibraltar Industries, Inc.
8.000%, 12/01/2015				539,000	301,840
Chemical And Fertilizer Mineral Mining - 0.63%
Compass Minerals International, Inc.
12.000%, 06/01/2013				200,000	201,500
Commercial Services & Supplies - 2.49%
Blount, Inc.
8.875%, 08/01/2012				440,000	407,000
Mobile Mini, Inc.
6.875%, 05/01/2015				574,000	390,320
					797,320
Containers & Packaging - 1.94%
Norampac, Inc. (b)
6.750%, 06/01/2013				250,000	112,500
Silgan Holdings, Inc.
6.750%, 11/15/2013				591,000	508,260
					620,760
Electronic Equipment & Instruments - 1.09%
Syniverse Technologies, Inc.
7.750%, 08/15/2013				684,000	349,695
Food & Staples Retailing - 0.98%
Ingles Markets, Inc.
8.875%, 12/01/2011				360,000	313,200
Health Care Providers & Services - 1.54%
Eye Care Centers of America
10.750%, 02/15/2015				519,000	493,050
Holding Company - 1.77%
AMR Holding Co., Inc. / Emcare Holding Co., Inc.
10.000%, 02/15/2015				610,000	567,300
Hotels, Restaurants & Leisure - 1.55%
Speedway Motorsports, Inc.
6.750%, 06/01/2013				691,000	$497,520
Household Products - 2.78%
Central Garden & Pet Co.
9.125%, 02/01/2013				812,000	479,080
Church & Dwight Co., Inc.
6.000%, 12/15/2012				429,000	411,840
					890,920
IT Services - 1.65%
Affiliated Computer Services, Inc.
4.700%, 06/01/2010				570,000	530,100
Media - 1.69%
Comcast Cable Communications, LLC
6.875%, 06/15/2009				190,000	190,891
Scholastic Corp.
5.000%, 04/15/2013				454,000	349,580
					540,471
Paper & Forest Products - 0.78%
Neenah Paper, Inc.
7.375%, 11/15/2014				461,000	248,940
Personal Products - 1.10%
Elizabeth Arden, Inc.
7.750%, 01/15/2014				543,000	352,950
Pharmaceutical Preparations - 1.41%
Prestige Brands, Inc.
9.250%, 04/15/2012				493,000	453,560
Photo Equipment & Supplies - 1.49%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011				543,000	477,840
Real Estate - 1.44%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.125%, 02/15/2013				671,000	462,990
Specialty Retail - 5.07%
Home Depot, Inc.
3.750%, 09/15/2009				338,000	334,797
2.046%, 12/16/2009 (c)				174,000	164,383
Collective Brands, Inc.
8.250%, 08/01/2013				635,000	479,425
Rent-A-Center, Inc.
7.500%, 05/01/2010				705,000	648,600
					1,627,205
Textiles, Apparel & Luxury Goods - 4.02%
Hanesbrands, Inc.
5.698%, 12/15/2014 (c)				510,000	359,550
Perry Ellis International, Inc.
8.875%, 09/15/2013				443,000	265,800
Phillips-Van Heusen Corp.
7.250%, 02/15/2011				613,000	536,375
Quiksilver, Inc.
6.875%, 04/15/2015				400,000	129,000
					1,290,725

TOTAL CORPORATE BONDS (Cost $13,902,595)					11,017,886

SHORT-TERM INVESTMENTS - 7.82%				Shares
Money Market Funds - 7.82%
AIM STIT Treasury Portfolio				631,000	$631,000
Fidelity Government Portfolio				631,000	631,000
Fidelity Money Market Portfolio				615,951	615,951
SEI Daily Income Trust Treasury Fund				631,000	631,000
					2,508,951

TOTAL SHORT-TERM INVESTMENTS (Cost $2,508,951)					2,508,951

Total Investments (Cost $37,976,540) - 99.80%					32,003,314
Other Assets in Excess of Liabilities - 0.20%					65,197
TOTAL NET ASSETS - 100.00%					$32,068,511

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is as of December 31, 2008.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 32,003,314	$ 20,442,004	$ 11,561,310	$ -
Total	$ 32,003,314	$ 20,442,004	$ 11,561,310	$ -

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 37,976,540
Gross unrealized appreciation	1,241,143
Gross unrealized depreciation	(7,214,369)
Net unrealized depreciation	$ (5,973,226)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2008
Intrepid Small Cap Fund
(Unaudited)

				Shares	Value
COMMON STOCKS - 87.69%
Aerospace & Defense - 7.31%
Applied Signal Technology, Inc.				92,665	$1,662,410
Ducommun, Inc.				36,405	607,964
Spirit Aerosystems Holdings, Inc. (a)				20,700	210,519
					2,480,893
Auto Components - 1.69%
Semperit AG Holding (b)				34,860	571,793
Beverages - 4.20%
Heineken N.V. - ADR				72,050	1,096,673
National Beverage Corp. (a)				36,510	328,590
					1,425,263
Chemicals - 0.91%
International Flavors & Fragrances, Inc.				10,340	307,305
Commercial Services & Supplies - 1.29%
Cintas Corp.				8,155	189,441
Ecology & Environment, Inc.				20,700	247,986
					437,427
Communications Equipment - 3.47%
Communications Systems, Inc.				62,591	488,210
Tellabs, Inc. (a)				167,340	689,441
					1,177,651
Containers & Packaging - 2.04%
Bemis Co., Inc.				20,620	488,282
Packaging Corp. of America				15,105	203,313
					691,595
Electronic Equipment & Instruments - 3.04%
Mocon, Inc.				86,406	762,101
Park Electrochemical Corp.				14,125	267,810
					1,029,911
Energy Equipment & Services - 12.67%
Dresser-Rand Group, Inc. (a)				17,000	293,250
Gulf Island Fabrication, Inc.				24,975	359,890
Patterson-UTI Energy, Inc.				100,880	1,161,129
Tidewater, Inc.				29,350	1,181,924
Unit Corp. (a)				48,700	1,301,264
					4,297,457
Food Products - 1.64%
Sara Lee Corp.				56,860	556,659
Gas Utilities - 3.24%
Delta Natural Gas Co., Inc.				19,090	462,932
Energy West, Inc.				50,798	419,591
RGC Resources, Inc.				8,437	215,144
					1,097,667
Health Care Equipment & Supplies - 0.99%
STERIS Corp.				14,000	334,460
Hotels, Restaurants & Leisure - 3.32%
International Speedway Corporation				21,690	623,153
Speedway Motorsports, Inc.				31,335	504,807
					1,127,960
Household Durables - 1.49%
Blount International, Inc. (a)				53,425	$506,469
Household Products - 5.74%
Central Garden & Pet Co. (a)				54,605	319,985
Oil-Dri Corporation of America				86,767	1,626,881
					1,946,866
Insurance - 1.87%
Baldwin & Lyons, Inc.				34,965	636,013
IT Services - 3.62%
CSG Systems International, Inc. (a)				32,570	568,998
Total System Services, Inc.				47,155	660,170
					1,229,168
Life Science Tools & Services - 0.88%
Waters Corp. (a)				8,120	297,598
Machinery - 2.80%
Chart Industries, Inc. (a)				23,255	247,201
Crane Co.				15,600	268,944
Gencor Industries, Inc. (a)				62,040	433,659
					949,804
Media - 0.28%
Scholastic Corp. (a)				7,000	95,060
Metals & Mining - 6.65%
Newmont Mining Corp.				29,645	1,206,552
PAN American Silver Corp. (a)				61,430	1,048,610
					2,255,162
Office Electronics - 3.43%
Zebra Technologies Corp. (a)				57,450	1,163,937
Oil & Gas - 4.10%
Cimarex Energy Co.				20,000	535,600
St. Mary Land & Exploration Co.				42,100	855,051
					1,390,651
Personal Products - 0.59%
United-Guardian, Inc.				21,645	199,134
Real Estate - 0.93%
Potlatch Corp.				12,160	316,282
Specialty Retail - 5.99%
DSW, Inc. (a)				60,310	751,463
Maidenform Brands, Inc. (a)				73,555	746,583
Regis Corp.				24,060	349,592
Volcom, Inc. (a)				17,000	185,300
					2,032,938
Textiles, Apparel & Luxury Goods - 1.82%
Hanesbrands, Inc. (a)				27,455	350,051
Mcrae Industries, Inc.				17,914	268,710
					618,761
Water Utilities - 1.09%
Middlesex Water Co.				21,425	369,153
Wireless Telecommunication Services - 0.60%
Syniverse Holdings, Inc. (a)				17,000	202,980

TOTAL COMMON STOCKS (Cost $28,701,698)					29,746,017
				Principal
				Amount
CONVERTIBLE BONDS - 1.20%
Health Care Providers & Services - 1.20%
Chemed Corp.
1.875%, 05/15/2014				$590,000	406,363

TOTAL CONVERTIBLE BONDS (Cost $452,322)					406,363
				Shares
SHORT-TERM INVESTMENTS - 9.06%
Money Market Funds - 9.06%
AIM STIT Treasury Portfolio				615,000	$615,000
AIM STIT-STIC Prime Portfolio				615,000	615,000
Fidelity Government Portfolio				615,000	615,000
Fidelity Money Market Portfolio				615,000	615,000
SEI Daily Income Trust Treasury Fund				615,000	615,000
					3,075,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,075,000)					3,075,000

Total Investments (Cost $32,229,020) - 97.95%					33,227,380
Other Assets in Excess of Liabilities - 2.05%					694,732
TOTAL NET ASSETS - 100.00%					$33,922,112

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 33,227,380	$ 32,821,017	$ 406,363	$ -
Total	$ 33,227,380	$ 32,821,017	$ 406,363	$ -

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 32,229,020
Gross unrealized appreciation	2,961,249
Gross unrealized depreciation	(1,962,890)
Net unrealized appreciation	$ 998,359

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2008
Intrepid Income Fund
(Unaudited)

				Principal
				Amount		Value
CONVERTIBLE BONDS - 4.46%
Health Care Providers & Services - 4.46%
Chemed Corp.
1.875%, 05/15/2014				$1,900,000		$1,308,625

TOTAL CONVERTIBLE BONDS (Cost $1,395,102)						1,308,625

CORPORATE BONDS - 75.97%
Building Products - 3.17%
Gibraltar Industries, Inc.
8.000%, 12/01/2015				1,657,000		927,920
Chemical And Fertilizer Mineral Mining - 3.34%
Compass Minerals International, Inc.
12.000%, 06/01/2013				972,000		979,290
Commercial Services & Supplies - 5.79%
Blount, Inc.
8.875%, 08/01/2012				889,000		822,325
Mobile Mini, Inc.
6.875%, 05/01/2015				1,287,000		875,160
						1,697,485
Containers & Packaging - 4.22%
Norampac, Inc. (a)
6.750%, 06/01/2013				660,000		297,000
Silgan Holdings, Inc.
6.750%, 11/15/2013				1,091,000		938,260
						1,235,260
Electronic Equipment & Instruments - 1.76%
Syniverse Technologies, Inc.
7.750%, 08/15/2013				1,006,000		514,318
Food & Staples Retailing - 1.89%
Ingles Markets, Inc.
8.875%, 12/01/2011				637,000		554,190
Health Care Providers & Services - 3.48%
Eye Care Centers of America
10.750%, 02/15/2015				1,072,000		1,018,400
Holding Company - 2.90%
AMR Holding Co., Inc. / Emcare Holding Co., Inc.
10.000%, 02/15/2015				915,000		850,950
Hotels, Restaurants & Leisure - 2.82%
Speedway Motorsports, Inc.
6.750%, 06/01/2013				1,146,000		825,120
Household Products - 6.09%
Central Garden & Pet Co.
9.125%, 02/01/2013				1,434,000		846,060
Church & Dwight Co., Inc.
6.000%, 12/15/2012				979,000		939,840
						1,785,900
IT Services - 3.86%
Affiliated Computer Services
4.700%, 06/01/2010				1,215,000		$1,129,950
Media - 3.96%
Comcast Cable Communications, LLC
6.875%, 06/15/2009				333,000		334,560
Scholastic Corp.
5.000%, 04/15/2013				1,071,000		824,670
						1,159,230
Paper & Forest Products - 1.84%
Neenah Paper, Inc.
7.375%, 11/15/2014				1,000,000		540,000
Personal Products - 2.55%
Elizabeth Arden, Inc.
7.750%, 01/15/2014				1,149,000		746,850
Pharmaceutical Preparations - 3.10%
Prestige Brands, Inc.
9.250%, 04/15/2012				987,000		908,040
Photo Equipment & Supplies - 2.77%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011				923,000		812,240
Real Estate - 1.94%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.125%, 02/15/2013				824,000		568,560
Specialty Retail - 11.09%
Brown Shoe Company, Inc.
8.750%, 05/01/2012				517,000		382,580
Home Depot, Inc.
3.750%, 09/15/2009				782,000		774,590
2.046%, 12/16/2009 (b)				322,000		304,203
Collective Brands, Inc.
8.250%, 08/01/2013				875,000		660,625
Rent-A-Center, Inc.
7.500%, 05/01/2010				1,227,000		1,128,840
						3,250,838
Textiles, Apparel & Luxury Goods - 9.40%
Hanesbrands, Inc.
5.698%, 12/15/2014 (b)				1,012,000		713,460
Perry Ellis International, Inc.
8.875%, 09/15/2013				1,018,000		610,800
Phillips-Van Heusen Corp.
7.250%, 02/15/2011				1,376,000		1,204,000
Quiksilver, Inc.
6.875%, 04/15/2015				700,000		225,750
						2,754,010

TOTAL CORPORATE BONDS (Cost $27,435,760)						22,258,551
				Shares
SHORT-TERM INVESTMENTS - 13.74%
Money Market Funds - 3.50%
Fidelity Government Portfolio				477,455		$477,455
SEI Daily Income Trust Treasury Fund				549,000		549,000
						1,026,455
				Principal
				Amount
U.S. Treasury Bills - 10.24%
U.S. Treasury Bills
0.005%, 01/15/2009 (c)				$500,000		499,999
0.010%, 01/29/2009 (c)				2,500,000		2,499,981
						2,999,980

TOTAL SHORT-TERM INVESTMENTS (Cost $4,026,435)						4,026,435

Total Investments (Cost $32,857,297) - 94.17%						27,593,611
Other Assets in Excess of Liabilities - 5.83%						1,706,863
TOTAL NET ASSETS - 100.00%						$29,300,474

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Variable rate security. The rate listed is as of December 31, 2008.
(c)	Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description		Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments		$ 27,593,611	$ 1,026,455	$ 26,567,156	$ -
Total		$ 27,593,611	$ 1,026,455	$ 26,567,156	$ -

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 32,857,297
Gross unrealized appreciation	100,103
Gross unrealized depreciation	(5,363,789)
Net unrealized depreciation	$ (5,263,686)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2008
Intrepid All Cap Fund
(Unaudited)

				Shares		Value
COMMON STOCKS - 89.92%
Aerospace & Defense - 2.26%
Applied Signal Technology, Inc.				8,195		$147,018
Beverages - 10.02%
Brown-Forman Corp.				3,775		194,375
The Coca-Cola Co.				5,350		242,194
Heineken N.V. - ADR				14,125		214,997
						651,566
Capital Markets - 5.97%
Franklin Resources, Inc.				3,285		209,517
T. Rowe Price Group, Inc.				5,035		178,441
						387,958
Commercial Services & Supplies - 3.42%
Cintas Corp.				9,580		222,543
Communications Equipment - 3.34%
Tellabs, Inc. (a)				52,645		216,897
Computers & Peripherals - 2.42%
Dell, Inc. (a)				15,380		157,491
Containers & Packaging - 0.83%
Bemis Co., Inc.				2,290		54,227
Energy Equipment & Services - 2.13%
Patterson-UTI Energy, Inc.				12,005		138,178
Food Products - 7.08%
Kraft Foods, Inc.				8,890		238,696
Sara Lee Corp.				22,640		221,646
						460,342
Health Care Equipment & Supplies - 2.87%
C.R. Bard, Inc.				2,215		186,636
Hotels, Restaurants & Leisure - 5.69%
International Speedway Corp. - Class A				5,485		157,584
Starbucks Corp. (a)				22,430		212,188
						369,772
Household Durables - 4.00%
Black & Decker Corp.				4,090		171,003
Fisher & Paykel Appliances Holdings Ltd. (b)				112,645		88,870
						259,873
Household Products - 0.86%
Central Garden & Pet Co. (a)				9,500		55,670
Insurance - 5.13%
Baldwin & Lyons, Inc.				5,940		108,048
Horace Mann Educators Corp.				17,620		161,928
The Travelers Companies, Inc.				1,405		63,506
						333,482
IT Services - 7.17%
Automatic Data Processing, Inc.				6,295		247,645
Total Systems Services, Inc.				15,590		218,260
						465,905
Media - 7.13%
Comcast Corp.				12,735		214,967
John Wiley & Sons, Inc.				6,975		248,170
						463,137
Metals & Mining - 4.96%
Newmont Mining Corp.				3,475		$141,432
PAN American Silver Corp. (a)(b)				10,595		180,857
						322,289
Office Electronics - 0.83%
Zebra Technologies Corp. (a)				2,660		53,892
Pharmaceuticals - 3.07%
Mylan, Inc. (a)				20,175		199,531
Real Estate - 1.70%
Potlatch Corp.				4,245		110,413
Specialty Retail - 7.08%
DSW, Inc. (a)				11,095		138,244
Ltd Brands, Inc.				19,305		193,822
Maidenform Brands, Inc. (a)				12,620		128,093
						460,159
Wireless Telecommunication Services - 1.96%
Telephone & Data Systems, Inc.				4,020		127,635

TOTAL COMMON STOCKS (Cost $7,198,834)						5,844,614
				Principal
				Amount
CONVERTIBLE BONDS - 2.80%
Health Care Providers & Services - 2.80%
Chemed Corp.
1.875%, 05/15/2014				$264,000		181,830

TOTAL CONVERTIBLE BONDS (Cost $202,395)						181,830
				Shares
SHORT-TERM INVESTMENTS - 7.43%
Money Market Funds - 7.43%
AIM STIT Treasury Portfolio				127,000		127,000
Fidelity Government Portfolio				127,000		127,000
Fidelity Money Market Portfolio				101,918		101,918
SEI Daily Income Trust Treasury Fund				127,000		127,000
						482,918

TOTAL SHORT-TERM INVESTMENTS (Cost $482,918)						482,918

Total Investments (Cost $7,884,147) - 100.15%						6,509,362
Liabilities in Excess of Other Assets - (0.15)%						(9,512)
TOTAL NET ASSETS - 100.00%						$6,499,850

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description		Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments		$ 6,509,362	$ 6,327,532	$ 181,830	$ -
Total		$ 6,509,362	$ 6,327,532	$ 181,830	$ -

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 7,884,147
Gross unrealized appreciation	221,472
Gross unrealized depreciation	(1,596,257)
Net unrealized depreciation	$ (1,374,785)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)    /s/ Mark F. Travis
                                                    Mark F. Travis, President

Date                      2/19/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark F. Travis
                                                    Mark F. Travis, President

Date                     2/19/2009

        By (Signature and Title)*     /s/ Donald C. White
                                                               Donald C. White, Treasurer

Date                      2/18/2009

* Print the name and title of each signing officer under his or her signature.